Investments - Disclosure Of Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Investments [Line Items]
Non-current investments other than investments accounted for using equity method	$ 24,954	$ 22,097	[1]
Level 1 Investment
Disclosure of Investments [Line Items]
Non-current investments other than investments accounted for using equity method	7,350	4,669
Level 2 Investment
Disclosure of Investments [Line Items]
Non-current investments other than investments accounted for using equity method	3,740	4,276
Level 3 Investment
Disclosure of Investments [Line Items]
Non-current investments other than investments accounted for using equity method	$ 13,864	$ 13,152

[1]	Recast for adjustments to provisional amounts of Daseke prior year’s business combination (see note 5c))